CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 20,107,349	$ 84,247,984
Term deposits	6,038,107
Restricted cash	4,066,162
Accounts receivable, net of allowance for doubtful accounts of $22,727 and $697,246 as of December 31, 2010 and 2011, respectively	41,642,787	15,225,792
Prepaid expenses and other current assets	27,335,348	15,659,415
Amounts due from related parties, net of allowance for doubtful accounts of nil and $174,819 as of December 31, 2010 and 2011, respectively	1,183,083	2,815,147
Current deferred tax assets	15,697	7,885
Inventory	228,412	96,639
Total current assets	100,616,945	118,052,862
Distribution rights	3,663,966	2,265,601
Production costs	69,844,822	64,815,878
Prepaid film costs	6,340,770	484,848
Property and equipment, net	40,208,447	14,498,304
Acquired intangible assets, net	3,993,152	2,293,744
Non-current deferred tax assets	320,670	6,732
Cost method investment	95,330	30,303
Investment in equity affiliates	55,340	231,854
Goodwill	48,612,487	28,536,410
Total assets	273,751,929	231,216,536
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bona Film Group Limited of $8,404,491 and $26,499,111 as of December 31, 2010 and 2011, respectively)	27,807,118	9,533,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $8,454,866 and $22,689,668 as of December 31, 2010 and 2011, respectively)	27,239,987	19,577,066
Amounts due to related parties-current (including amounts due to related parties of the consolidated VIEs without recourse to Bona Film Group Limited of $1,587,121 and $2,621,348 as of December 31, 2010 and 2011, respectively)	3,027,872	1,587,121
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bona Film Group Limited of $276,004 and $593,802 as of December 31, 2010 and 2011, respectively)	795,229	377,019
Bank borrowing (including bank borrowing of the consolidated VIEs without recourse to Bona Film Group Limited of $22,012,560 and $9,361,543 as of December 31, 2010 and 2011, respectively)	12,561,806	22,012,560
Other borrowing (including other borrowing of the consolidated VIEs without recourse to Bona Film Group Limited of $1,445,150 and $1,831,658 as of December 31, 2010 and 2011, respectively)	1,831,658	1,445,150
Current film participation financing liabilities (including current film participation financing liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $8,784,015 and $12,942,687 as of December 31, 2010 and 2011, respectively)	16,224,219	10,209,351
Total current liabilities	89,487,889	64,741,939
Deferred income (including deferred income of the consolidated VIEs without recourse to Bona Film Group Limited of nil and nil as of December 31, 2010 and 2011, respectively)	1,056,676
Non-current film participation financing liabilities (including non-current film participation financing liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $6,306,818 and nil as of December 31, 2010 and 2011, respectively)		6,306,818
Deferred tax liability (including deferred tax Liabilities of the consolidated VIEs without recourse to Bona Film Group Limited of $95,613 and $413,219 as of December 31, 2010 and 2011, respectively)	413,219	95,613
Total liabilities	90,957,784	71,144,370
Commitments (Note 27)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 29,349,481 issued and outstanding as of December 31, 2010, and 30,402,346 and 29,389,089 shares issued and outstanding respectively as of December 31, 2011)	14,695	14,675
Additional paid-in capital	169,519,847	165,975,336
Statutory reserves	2,044,870	1,975,715
Accumulated (deficit) profit	2,332,802	(12,030,124)
Accumulated other comprehensive income	5,436,305	2,034,154
Total Bona Film Group Limited's equity	179,348,519	157,969,756
Noncontrolling interests	3,445,626	2,102,410
Total equity	182,794,145	160,072,166
Total liabilities and equity	$ 273,751,929	$ 231,216,536